Net loss per share - Schedule of Anti-dilutive Securities (Details) - shares	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Antidilutive Securities
Total potentially dilutive securities (in shares)	17,784,205	12,662,415	17,784,205	12,662,415
Unvested restricted shares and units
Antidilutive Securities
Total potentially dilutive securities (in shares)	315,460	916,072	315,460	916,072
Share options
Antidilutive Securities
Total potentially dilutive securities (in shares)	14,203,439	8,481,037	14,203,439	8,481,037
Warrants
Antidilutive Securities
Total potentially dilutive securities (in shares)	3,265,306	3,265,306	3,265,306	3,265,306